Revenues - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports	92.50%	96.00%	96.10%
Improvements to concession assets	$ 6,832,541	$ 7,791,320	$ 4,846,404
Goods or Services Transferred at Point in Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	18,863,430	19,115,716	17,096,616
Goods or Services Transferred Over Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	$ 7,918,404	$ 6,317,108	$ 5,437,356